Leland Thomson Reuters Private Equity Index Fund
FUND SUMMARY
Investment Objective:

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The Fund’s current benchmark is the Thomson Reuters Private Equity Buyout Index (the “Underlying Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Leland Thomson Reuters Private Equity Index Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	1.00%	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Leland Thomson Reuters Private Equity Index Fund		Class A	Class C	Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.70%	2.45%	1.45%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds, and are based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Leland Thomson Reuters Private Equity Index Fund - USD ($)	1 Year	3 Years
Class A	738	1,080
Class C	248	764
Class I	148	459

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

Principal Investment Strategies:

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of the Thomson Reuters Private Equity Buyout Index (the “Underlying Index”). The Underlying Index seeks to replicate the aggregate gross performance of U.S. private equity-backed companies. However, the Fund does not invest directly in private equity funds or private equity of companies.

In seeking to track the Underlying Index, the Fund invests in a wide range of financial instruments, including liquid, publicly-traded equities which are either components of the theoretical portfolio or determined by the Adviser to have substantially similar risk and return characteristics, in aggregate, as the Underlying Index. The Fund also invests in total return swap agreements designed to provide exposure to the characteristics of private equity-backed companies and will have the effect of adding economic leverage to the portfolio. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that compose the Underlying Index. This policy is not fundamental and may be changed by the Northern Lights Fund Trust III’s (the “Trust”) Board of Trustees (the “Board”) upon 60 days’ written notice to shareholders.

The Fund’s swap agreements will create economic leverage in the Fund’s portfolio. Leverage may magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with the assets held by the Fund resulting in increased volatility in the value of the Fund’s portfolio. While the use of leverage has the potential to produce greater gains, it also may result in greater losses. The Fund’s investments in swap agreements are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”) and related Securities and Exchange Commission (“SEC”) guidance. To comply with SEC guidance, the Fund generally will be required to segregate or earmark liquid assets or enter into offsetting positions to cover its derivatives positions. The Fund also may invest in other investment companies, including exchange traded funds (“ETFs”), to gain exposure to the returns of the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry the Fund’s investment exposure will necessarily be concentrated in that industry.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and SEC harmonized regulations.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund may invest in ETFs and other investment companies, which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the ETFs and other investment companies in which it invests.

• Concentration Risk: To the extent that the Fund’s investments are concentrated in or significantly exposed to a particular sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

• Counterparty Credit Risk: The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

• Derivatives Risk: Loss may result from the Fund’s investments in swaps. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the swaps used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. This may occur because of factors affecting securities markets generally, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

• Investment in Investment Companies Risk: Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or other investment companies and also may be higher than other mutual funds that invest directly in securities.

• Leverage Risk: The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged. Derivatives have inherent leverage that will magnify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.

• Licensing Risk: The Fund relies on licenses that permit the Fund to use the applicable Index and associated trade names, trademarks, and service market (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the applicable licensor has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event a license is terminated or a licensor does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund and may result in a change in the investment policy or closure of the Fund.

• Liquidity Risk: In certain circumstances, it may be difficult for the Fund to purchase and sell particular derivative investments within a reasonable time at a fair price. Because the Fund intends to invest in swap contracts under certain market conditions, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

• Market Risk: The values of securities in the Underlying Index could decline generally or could underperform other investments. An investment in the Fund may lose money.

• No History of Operations Risk: The Fund is a relatively new mutual fund and has no history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. The Underlying Index’s return may not match or achieve a high degree of correlation with the return of U.S. private equity-backed companies.

• Private Equity Investing Risk: The Fund seeks to generate returns that mimic the returns of U.S. private equity-backed companies as measured by the Underlying Index. Because investing in newly private companies inherently carries a degree of risk, including the risk that a company will fail, the returns of the private equity industry may be subject to greater volatility than the returns of more established publicly traded companies. As a result, the Fund’s returns also may experience greater volatility than a direct or indirect investment in more established public companies. The Fund does not invest in private equity funds nor does it invest directly in the companies funded by private equity funds.

Performance:

Because the Fund has not completed a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily net asset value per share is available at no cost by visiting www.lelandfunds.com or by calling 1-877-270-2848.